SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Statements of Operations

SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2016	2015	2014
Interest expense	$(277)	$(261)	$(235)
Operation and maintenance	(81)	(66)	(78)
Other (expense) income, net	(2)	7	50
Income tax benefit	181	150	133
Loss before equity in earnings of subsidiaries	(179)	(170)	(130)
Equity in earnings of subsidiaries, net of income taxes	1,549	1,519	1,291
Net income/earnings	$1,370	$1,349	$1,161
Basic earnings per common share	$5.48	$5.43	$4.72
Weighted-average number of shares outstanding (thousands)	250,217	248,249	245,891
Diluted earnings per common share	$5.46	$5.37	$4.63
Weighted-average number of shares outstanding (thousands)	251,155	250,923	250,655

Schedule Of Condensed Statements Of Comprehensive Income

SEMPRA ENERGY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Years ended December 31,
	Pretax amount	Income tax benefit	Net-of-tax amount
2016:
Net income	$1,189	$181	$1,370
Other comprehensive income (loss):
Foreign currency translation adjustments	42	—	42
Financial instruments	(6)	11	5
Pension and other postretirement benefits	(13)	4	(9)
Total other comprehensive income	23	15	38
Comprehensive income	$1,212	$196	$1,408
2015:
Net income	$1,199	$150	$1,349
Other comprehensive income (loss):
Foreign currency translation adjustments	(260)	—	(260)
Financial instruments	(80)	33	(47)
Pension and other postretirement benefits	(3)	1	(2)
Total other comprehensive loss	(343)	34	(309)
Comprehensive income	$856	$184	$1,040
2014:
Net income	$1,028	$133	$1,161
Other comprehensive income (loss):
Foreign currency translation adjustments	(193)	—	(193)
Financial instruments	(106)	42	(64)
Pension and other postretirement benefits	(20)	8	(12)
Total other comprehensive loss	(319)	50	(269)
Comprehensive income	$709	$183	$892

Schedule Of Condensed Balance Sheets

SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31, 2016	December 31, 2015
Assets:
Cash and cash equivalents	$12	$4
Due from affiliates	73	62
Other current assets	2	4
Total current assets	87	70

Investments in subsidiaries	17,329	15,586
Due from affiliates	—	457
Deferred income taxes	2,570	2,188
Other assets	592	641
Total assets	$20,578	$18,942

Liabilities and shareholders’ equity:
Current portion of long-term debt	$600	$752
Due to affiliates	359	332
Income taxes payable	153	42
Other current liabilities	374	310
Total current liabilities	1,486	1,436

Long-term debt	5,100	5,195
Due to affiliates	517	—
Other long-term liabilities	524	502
Shareholders’ equity	12,951	11,809
Total liabilities and shareholders’ equity	$20,578	$18,942

Schedule of Condensed Statements of Cash Flows

SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014

Net cash used in operating activities	$(178)	$(255)	$(260)

Dividends received from subsidiaries	175	350	300
Expenditures for property, plant and equipment	(5)	(43)	(15)
Purchase of trust assets	—	(5)	(4)
Decrease (increase) in loans to affiliates, net	457	(457)	627
Cash provided by (used in) investing activities	627	(155)	908

Common stock dividends paid	(686)	(628)	(598)
Issuances of common stock	51	52	56
Repurchases of common stock	(56)	(74)	(38)
Issuances of long-term debt	499	1,248	499
Payments on long-term debt	(750)	—	(800)
Increase (decrease) in loans from affiliates, net	504	(230)	234
Tax benefit related to share-based compensation	—	52	—
Other	(3)	(9)	(4)
Cash (used in) provided by financing activities	(441)	411	(651)

Increase (decrease) in cash and cash equivalents	8	1	(3)
Cash and cash equivalents, January 1	4	3	6
Cash and cash equivalents, December 31	$12	$4	$3

SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Financing of build-to-suit property	$—	$61	$61
Common dividends issued in stock	53	55	42
Dividends declared but not paid	189	174	163
See Notes to Condensed Financial Information of Parent.

Schedule Of Long-term Debt
The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2016	2015
SDG&E
First mortgage bonds (collateralized by plant assets):
Bonds at variable rates (1.151% at December 31, 2016) March 9, 2017	$140	$140
1.65% July 1, 2018(1)	161	161
3% August 15, 2021	350	350
1.914% payable 2015 through February 2022	197	232
3.6% September 1, 2023	450	450
2.5% May 15, 2026	500	—
6% June 1, 2026	250	250
5% payable 2015 through December 2027(2)	—	105
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
4% May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	250
4.3% April 1, 2042	250	250
	4,349	3,989
Other long-term debt:
OMEC LLC variable-rate loan (5.2925% after floating-to-fixed rate swaps effective 2007),
payable 2013 through April 2019 (collateralized by OMEC plant assets)	305	315
Capital lease obligations:
Purchased-power agreements	239	243
Other	1	1
	545	559

	4,894	4,548
Current portion of long-term debt	(191)	(50)
Unamortized discount on long-term debt	(11)	(10)
Unamortized debt issuance costs	(34)	(33)
Total SDG&E	4,658	4,455

SoCalGas
First mortgage bonds (collateralized by plant assets):
5.45% April 15, 2018	250	250
1.55% June 15, 2018	250	250
3.15% September 15, 2024	500	500
3.2% June 15, 2025	350	350
2.6% June 15, 2026	500	—
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
3.75% September 15, 2042	350	350
4.45% March 15, 2044	250	250
	3,000	2,500
Other long-term debt (uncollateralized):
1.875% Notes payable 2016 through May 2026(1)	4	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	—	1
	9	14
	3,009	2,514
Current portion of long-term debt	—	(9)
Unamortized discount on long-term debt	(7)	(7)
Unamortized debt issuance costs	(20)	(17)
Total SoCalGas	2,982	2,481

LONG-TERM DEBT (CONTINUED)
(Dollars in millions)
	December 31,
	2016	2015
Sempra Energy
Other long-term debt (uncollateralized):
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective 2011 (4.77% at December 31, 2015)	$—	$750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
1.625% Notes October 7, 2019	500	—
2.4% Notes March 15, 2020	500	500
2.85% Notes November 15, 2020	400	400
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	500
3.75% Notes November 15, 2025	350	350
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	(3)	(2)
Build-to-suit lease(3)	137	136
Sempra South American Utilities
Other long-term debt (uncollateralized):
Chilquinta Energía – 4.25% Series B Bonds October 30, 2030	185	170
Luz del Sur
Bank loans 5.05% to 6.7% payable 2016 through December 2018	75	136
Corporate bonds at 4.75% to 8.75% payable 2014 through September 2029	346	292
Other bonds at 3.77% to 4.61% payable 2020 through May 2022	7	8
Capital lease obligations	6	6
Sempra Mexico
Other long-term debt (uncollateralized unless otherwise noted):
Notes February 8, 2018 at variable rates (2.66% after floating-to-fixed rate cross-currency
swaps effective 2013)	63	75
6.3% Notes February 2, 2023 (4.12% after cross-currency swap)	189	227
Notes at variable rates (4.63% after floating-to-fixed rate swaps effective 2014),
payable 2016 through December 2026, collateralized by plant assets	352	—
Bank loans including $254 at a weighted-average fixed rate of 6.67%, $187 at variable rates
(weighted-average rate of 6.29% after floating-to-fixed rate swaps effective 2014) and $40 at variable
rates (3.99% at December 31, 2016), payable 2016 through March 2032, collateralized by plant assets	481	—
Sempra Renewables
Other long-term debt (collateralized by project assets):
Loan at variable rates (2.625% at December 31, 2016) payable 2012 through December 2028
except for $64 at 3.668% after floating-to-fixed rate swaps effective June 2012(1)	84	91
Sempra LNG & Midstream
First mortgage bonds (Mobile Gas, collateralized by plant assets):
4.14% September 30, 2021(2)	—	20
5% September 30, 2031(2)	—	42
Other long-term debt (uncollateralized unless otherwise noted):
Notes at 2.87% to 3.51% October 1, 2026(1)	20	19
8.45% Notes payable 2012 through December 2017, collateralized by parent guarantee	6	11
3.1% Notes December 30, 2018, collateralized by plant assets(1)(2)	—	5
	7,548	7,086
Current portion of long-term debt	(722)	(848)
Unamortized discount on long-term debt	(10)	(10)
Unamortized premium on long-term debt	4	5
Unamortized debt issuance costs	(31)	(35)
Total other Sempra Energy	6,789	6,198
Total Sempra Energy Consolidated	$14,429	$13,134

(1)	Callable long-term debt not subject to make-whole provisions.

(2)	Early redemption or deconsolidated in 2016.

(3)	We discuss this lease in Note 15.

LONG-TERM DEBT
(Dollars in millions)
	December 31, 2016	December 31, 2015

6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating rate swaps effective January 2011 (4.77% at December 31, 2015)	$—	$750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
1.625% Notes October 7, 2019	500	—
2.4% Notes March 15, 2020	500	500
2.85% Notes November 15, 2020	400	400
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	500
3.75% Notes November 15, 2025	350	350
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	(3)	(2)
Build-to-suit lease	137	136
	5,734	5,984
Current portion of long-term debt	(600)	(752)
Unamortized discount on long-term debt	(10)	(10)
Unamortized debt issuance costs	(24)	(27)
Total long-term debt	$5,100	$5,195